000 B000000 12/31/2002
000 C000000 0000089043
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 SEQUOIA FUND INC
001 B000000 811-1976
001 C000000 2128325280
002 A000000 767 FIFTH AVENUE SUITE 4701
002 B000000 NEW YORK
002 C000000 NY
002 D010000 10153
002 D020000 4798
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
013 A000001 PRICEWATERHOUSE COOPERS LLP
013 B010001 NEW YORK
013 B020001 NY
013 B030001 10036
015 A000001 BANK OF NEW YORK
015 B000001 C
015 C010001 NEW YORK
015 C020001 NY
015 C030001 10286
015 E010001 X
018  000000 Y
019 A000000 N
019 B000000    0
020 A000001 RUANE CUNNIFF & CO INC
020 B000001 13-2628641
020 C000001    399
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000      399
022 A000001 MIZUHO SECURITIES USA INC
022 B000001 36-2880742
022 C000001   1624570
022 D000001         0
022 A000002 BANK OF NEW YORK
022 B000002 13-5160382
022 C000002    988953
022 D000002    275897
022 A000003 RUANE CUNNIFF & CO INC
022 B000003 13-2628641
022 C000003         0
022 D000003    160908
022 A000004 HELFANT AND COMPANY
022 B000004 95-4568793
022 C000004         0
022 D000004      9059
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000    2613523
023 D000000     445864
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
027  000000 Y
028 A010000     18797
028 A020000         0
028 A030000         0
028 A040000     24851
028 B010000     11530
028 B020000         0
028 B030000         0
028 B040000     23105
028 C010000      9875
028 C020000         0
028 C030000         0
028 C040000      9575
028 D010000     13894
028 D020000         0
028 D030000         0
028 D040000    201724
028 E010000     10027
028 E020000         0
028 E030000         0
028 E040000     14632
028 F010000      7956
028 F020000      2990
028 F030000         0
028 F040000     33383
028 G010000     72079
028 G020000      2990
028 G030000         0
028 G040000    307270
028 H000000         0
029  000000 N
030 A000000      0
030 B000000  0.00
030 C000000  0.00
031 A000000      0
031 B000000      0
032  000000      0
033  000000      0
034  000000 N
035  000000      0
036 B000000      0
037  000000 N
038  000000      0
039  000000 N
040  000000 N
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000      0
044  000000      0
048  000000  0.000
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
061  000000        0
062 A000000 N
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000   0.0
062 N000000   0.0
062 O000000   0.0
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000  0.0
066 A000000 Y
066 B000000 N
066 C000000 N
066 D000000 Y
066 E000000 N
066 F000000 N
066 G000000 N
067  000000 N
068 A000000 N
068 B000000 N
069  000000 N
071 A000000    263367
071 B000000    483273
071 C000000   3342074
071 D000000    8
072 A000000 12
072 B000000    14187
072 C000000    14846
072 D000000        0
072 E000000       14
072 F000000    41618
072 G000000        0
072 H000000        0
072 I000000      393
072 J000000       80
072 K000000        0
072 L000000        0
072 M000000      181
072 N000000        0
072 O000000        0
072 P000000        0
072 Q000000        0
072 R000000       30
072 S000000       66
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000      193
072 X000000    42561
072 Y000000      793
072 Z000000   -12721
072AA000000   137518
072BB000000        0
072CC010000        0
072CC020000   237620
072DD010000      353
072DD020000        0
072EE000000     4997
073 A010000   0.0108
073 A020000   0.0000
073 B000000   0.1587
073 C000000   0.0000
074 A000000     1759
074 B000000        0
074 C000000   692603
074 D000000        0
074 E000000        0
074 F000000  3229614
074 G000000        0
074 H000000        0
074 I000000        0
074 J000000      402
074 K000000        0
074 L000000     2228
074 M000000       42
074 N000000  3926648
074 O000000    17063
074 P000000        0
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000     4449
074 S000000        0
074 T000000  3905136
074 U010000    30838
074 U020000        0
074 V010000   126.63
074 V020000     0.00
074 W000000   0.0000
074 X000000    14369
074 Y000000        0
075 A000000        0
075 B000000  4165675
076  000000     0.00
077 A000000 Y
077 B000000 Y
077 C000000 N
077 D000000 N
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N
077 Q010000 N
077 Q020000 N
077 Q030000 N
078  000000 N
080 A000000 VIGILANT INSURANCE COMPANY
080 C000000    15000
081 A000000 N
081 B000000   0
082 A000000 Y

082 B000000      150
083 A000000 N
083 B000000        0
084 A000000 N
084 B000000        0
085 A000000 Y
085 B000000 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
SIGNATURE   ROBERT D GOLDFARB
TITLE       PRESIDENT

Report of Independent Accountants

To the Board of Directors and Shareholders of Sequoia Fund, Inc

In planning and performing our audit of the financial statements of Sequoia Fund, Inc. (the "Fund") for the year ended December 31, 2002, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of the Company is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity?s objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that controls may become inadequate because of changes in conditions or that the effectiveness of their design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2002.

This report is intended solely for the information and use of the Board of Directors, management and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/ PricewaterhouseCoopers LLP
New York, New York
January  22, 2003